Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM VARIABLE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Putnam VT Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PUTNAM VT GROWTH OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam VT Growth Opportunities Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 75%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in common stocks of large U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class IA shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to- date per- formance 8.80% through 3/31/13
Best calendar 18.22% quarter Q1 12
Worst calendar -21.27% quarter Q4 08

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.27%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ending 12/31/12)
Putnam VT Growth Opportunities Fund | Class IA
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	299
5 years	rr_ExpenseExampleYear05	527
10 years	rr_ExpenseExampleYear10	1,181
2003	rr_AnnualReturn2003	23.47%
2004	rr_AnnualReturn2004	2.08%
2005	rr_AnnualReturn2005	4.34%
2006	rr_AnnualReturn2006	8.75%
2007	rr_AnnualReturn2007	5.82%
2008	rr_AnnualReturn2008	(37.63%)
2009	rr_AnnualReturn2009	41.26%
2010	rr_AnnualReturn2010	17.57%
2011	rr_AnnualReturn2011	(3.96%)
2012	rr_AnnualReturn2012	17.85%
1 year	rr_AverageAnnualReturnYear01	17.85%
5 years	rr_AverageAnnualReturnYear05	3.25%
10 years	rr_AverageAnnualReturnYear10	5.91%
Putnam VT Growth Opportunities Fund | Class IB
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.12%
1 year	rr_ExpenseExampleYear01	114
3 years	rr_ExpenseExampleYear03	377
5 years	rr_ExpenseExampleYear05	661
10 years	rr_ExpenseExampleYear10	1,468
1 year	rr_AverageAnnualReturnYear01	17.56%
5 years	rr_AverageAnnualReturnYear05	2.99%
10 years	rr_AverageAnnualReturnYear10	5.64%
Putnam VT Growth Opportunities Fund | Russell 1000 Growth Index (no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.26%
5 years	rr_AverageAnnualReturnYear05	3.12%
10 years	rr_AverageAnnualReturnYear10	7.52%

[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 4/30/14. This obligation may be modified or discontinued only with approval of the fund's Board of Trustees.